Equity Compensation Plan - Summary of Company's Non-Vested Restricted Shares (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance Number of restricted shares	1,540,353	190,476	0
Granted Number of restricted shares	426,253	1,585,311	190,476
Vested Number of restricted shares	(882,992)	(235,434)
Forfeited Number of restricted shares	(4,901)
Ending balance Number of restricted shares	1,078,713	1,540,353	190,476
Beginning Balance Weighted average grant date fair value per non-vested share	$ 2.58	$ 5.25	$ 0
Granted Weighted average grant date fair value per non-vested share	3.6	2.42	5.25
Vested Weighted average grant date fair value per non-vested share	(2.72)	(3.64)
Forfeited Weighted average grant date fair value per non-vested share	(2.55)
Ending balance Weighted average grant date fair value per non-vested share	$ 2.87	$ 2.58	$ 5.25